Supplement dated July 2, 2025
to the Prospectus and Summary Prospectuses of each of the following funds (each, a Fund, and collectively, the Funds):
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust
Columbia Capital Allocation Moderate Aggressive Portfolio	06/01/2025
Columbia Capital Allocation Moderate Conservative Portfolio	06/01/2025
Columbia Funds Series Trust II
Columbia Capital Allocation Aggressive Portfolio	06/01/2025
Columbia Capital Allocation Conservative Portfolio	06/01/2025
Columbia Capital Allocation Moderate Portfolio	06/01/2025
Effective August 1, 2025, the Blended Benchmark for each Fund in the Prospectus and each Fund's Summary Prospectus will be revised as follows:
For Columbia Capital Allocation Conservative Portfolio
Blended Benchmark (consisting of 75% Bloomberg U.S. Aggregate Bond Index, 20% Russell 3000® Index and 5% MSCI EAFE + Emerging Markets Index (Net) (reflects reinvested dividends net of withholding taxes on the MSCI EAFE + Emerging Markets Index portion of the Blended Benchmark, and for all indexes reflects no deductions for fees, expenses or other taxes)
For Columbia Capital Allocation Moderate Conservative Portfolio
Blended Benchmark (consisting of 60% Bloomberg U.S. Aggregate Bond Index, 30% Russell 3000® Index and 10% MSCI EAFE + Emerging Markets Index (Net) (reflects reinvested dividends net of withholding taxes on the MSCI EAFE + Emerging Markets Index portion of the Blended Benchmark, and for all indexes reflects no deductions for fees, expenses or other taxes)
For Columbia Capital Allocation Moderate Portfolio
Blended Benchmark (consisting of 45% Bloomberg U.S. Aggregate Bond Index, 40% Russell 3000® Index and 15% MSCI EAFE + Emerging Markets Index (Net) (reflects reinvested dividends net of withholding taxes on the MSCI EAFE + Emerging Markets Index portion of the Blended Benchmark, and for all indexes reflects no deductions for fees, expenses or other taxes)
For Columbia Capital Allocation Moderate Aggressive Portfolio
Blended Benchmark (consisting of 50% Russell 3000® Index, 35% Bloomberg U.S. Aggregate Bond Index, and 15% MSCI EAFE + Emerging Markets Index (Net) (reflects reinvested dividends net of withholding taxes on the MSCI EAFE + Emerging Markets Index portion of the Blended Benchmark, and for all indexes reflects no deductions for fees, expenses or other taxes)
For Columbia Capital Allocation Aggressive Portfolio
Blended Benchmark (consisting of 60% Russell 3000® Index, 20% Bloomberg U.S. Aggregate Bond Index, and 20% MSCI EAFE + Emerging Markets Index (Net) (reflects reinvested dividends net of withholding taxes on the MSCI EAFE + Emerging Markets Index portion of the Blended Benchmark, and for all indexes reflects no deductions for fees, expenses or other taxes)
Shareholders should retain this Supplement for future reference.
SUP000_00_174_(07/25)